SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Reclassifications (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Policies
Reclassifications	Reclassifications Certain items in these consolidated financial statements have been reclassified to conform to the current period presentation.	Reclassifications Certain items in these consolidated financial statements have been reclassified to conform to the current period presentation.